Property, Plant and Equipment, Net - Schedule of Total Future Lease Payments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 6,484,554	$ 8,101,716
Less than one year [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	2,399,014	2,392,325
From One to Five Years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	3,331,037	4,890,854
Over five years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 754,503	$ 818,537